Note 19 - Subsequent Acquisition of Advent Power Systems Inc. Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 20 – SUBSEQUENT EVENTS

Effective in the third quarter of 2012, the company entered into a capital equity financing arrangement with GEM Global Yield Fund Ltd. ("GGYF") Under the agreement, GGYF will purchase $250,000 in Cyclone's common stock at a 10% discount to the market price of the shares. The common stock is being offered in a private placement transaction in reliance upon an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 of Regulation D. The shares will be restricted under Rule 144, and there are no registration rights or warrants attached to the deal.

In June 2012, the Company officially assumed the role of prime contractor under the U.S. Army contract, and in July, reached our first development milestone and submitted our initial billing of $502,045 for payment.

NOTE 19 - SUBSEQUENT ACQUISITION OF ADVENT POWER SYSTEMS INC. BUSINESS

On February 16, 2012, the Company acquired select net assets, business and contracts of Advent Power Systems Inc. for 1.5 million shares of common stock, valued at approximately $315,000. The value of the Army contract (to develop an auxiliary power unit for multiple lines of combat vehicles) being transferred to Cyclone is $1.4 million. The common stock consideration is being held in escrow pending the official novation of the Army contract, and is further restricted for resale by a contractual two-year leak-out provision. Of the $315,000 purchase price paid in common stock, virtually all was allocated to the Army contract asset and retirement of Advent’s exclusive license for sale of Cyclone engines to military customers. In completing this acquisition, the Company expects to receive an additional $450,000 in revenue and higher profits (in addition to the $700,000 originally payable to the Company as a sub-contractor) under the Army contract. The Company will also assume the position as prime contractor, which it believes will assist the Company in acquiring new defense contracts in the future.

On March 30, 2012, the Company completed an agreement with Phoenix Power Group to convert the warrant held by Phoenix into 2 million shares of common stock of the Company on a cashless basis (meaning no additional consideration was paid by Phoenix at the time). The warrant was subsequently retired.